Consolidated Statements of Shareholders' Deficit (unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Other Comprehensive Gain (Loss)	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2016	0	1,292,611
Beginning Balance, Amount at Dec. 31, 2016	$ 0	$ 1,293	$ 920,160	$ 0	$ (1,921,929)	$ (1,000,476)
Sales of Common Stock and Warrants, Shares		35,000
Sales of Common Stock and Warrants, Amount		$ 35	174,965			175,000
Resolution of derivative liability						777,276
Conversion of Notes payable/debt, Shares		160,000
Conversion of Notes payable/debt, Amount		$ 160	25,895			26,055
Reclassification of Derivative Liability			777,276			777,276
Stock Issued for Prepaid Services, Shares		60,000
Stock Issued for Prepaid Services, Amount		$ 60	119,940			120,000
Stock Based Compensation, Shares		80,000
Stock Based Compensation, Amount		$ 80	303,562			303,642
Stock Issued for Acquisition of SDA Mill, Shares		284,017
Stock Issued for Acquisition of SDA Mill, Amount		$ 284	425,741			426,025
Capital Contribution			150,000			150,000
Warrant derivative liability						0
Deemed dividend, value						0
Net Loss					(2,137,959)	(2,137,959)
Other Comprehensive Loss				(87,570)		(87,570)
Ending Balance, Shares at Dec. 31, 2017	0	1,911,628
Ending Balance, Amount at Dec. 31, 2017	$ 0	$ 1,912	2,897,539	(87,570)	(4,059,888)	(1,248,007)
Adoption of ASU 2016-01				8,518	(8,518)
Sales of Common Stock and Warrants, Shares		460,000
Sales of Common Stock and Warrants, Amount		$ 460	459,540			460,000
Exercise of Warrants, Shares		120,000
Exercise of Warrants, Amount		$ 120	119,880			120,000
Conversion of debt - related party, shares		198,100
Conversion of debt - related party, value		$ 198	197,902			198,100
Resolution of derivative liability			239,262			239,262
Conversion of Notes payable/debt, Shares		236,000
Conversion of Notes payable/debt, Amount		$ 236	187,012			187,248
Stock Based Compensation, Shares		20,000
Stock Based Compensation, Amount		$ 20	36,647			36,667
Stock issued for assets, shares		20,261
Stock issued for assets, value		$ 20	18,215			18,235
Capital Contribution		$ 20,261
Warrant derivative liability			(168,791)			(168,791)
Deemed dividend, shares		298,636
Deemed dividend, value		$ 299	323,493		(323,792)
Rounding from stock split		127
Net Loss					(2,314,326)	(2,314,326)
Other Comprehensive Loss				(29,806)		(29,806)
Ending Balance, Shares at Dec. 31, 2018	0	3,264,752
Ending Balance, Amount at Dec. 31, 2018	$ 0	$ 3,265	$ 4,310,699	$ (108,858)	$ (6,706,524)	$ (2,501,418)